CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING REVENUES
Casino	$ 4,654,184	$ 4,941,487	$ 3,934,761
Rooms	136,427	127,661	118,059
Food and beverage	84,895	78,880	72,718
Entertainment, retail and others	108,417	103,739	90,789
Gross revenues	4,983,923	5,251,767	4,216,327
Less: promotional allowances	(181,614)	(164,589)	(138,314)
Net revenues	4,802,309	5,087,178	4,078,013
OPERATING COSTS AND EXPENSES
Casino	(3,246,404)	(3,452,736)	(2,834,762)
Rooms	(12,669)	(12,511)	(14,697)
Food and beverage	(23,513)	(29,114)	(27,531)
Entertainment, retail and others	(62,073)	(64,212)	(62,816)
General and administrative	(311,696)	(255,780)	(226,980)
Payments to the Philippine Parties	(870)	0	0
Pre-opening costs	(93,970)	(17,014)	(5,785)
Development costs	(10,734)	(26,297)	(11,099)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(64,471)	(64,271)	(59,911)
Depreciation and amortization	(246,686)	(261,298)	(261,449)
Property charges and others	(8,698)	(6,884)	(8,654)
Gain on disposal of assets held for sale	22,072	0	0
Total operating costs and expenses	(4,116,949)	(4,247,354)	(3,570,921)
OPERATING INCOME	685,360	839,824	507,092
NON-OPERATING INCOME (EXPENSES)
Interest income	20,025	7,660	10,958
Interest expenses, net of capitalized interest	(124,090)	(152,660)	(109,611)
Change in fair value of interest rate swap agreements	0	0	363
Amortization of deferred financing costs	(28,055)	(18,159)	(13,272)
Loan commitment and other finance fees	(18,976)	(25,643)	(1,324)
Foreign exchange (loss) gain, net	(6,155)	(10,756)	4,685
Other income, net	2,313	1,661	115
Loss on extinguishment of debt (Note 12)	0	(50,935)	0
Costs associated with debt modification (Note 12)	0	(10,538)	(3,277)
Total non-operating expenses, net	(154,938)	(259,370)	(111,363)
INCOME BEFORE INCOME TAX	530,422	580,454	395,729
INCOME TAX (EXPENSE) CREDIT	(3,036)	(2,441)	2,943
NET INCOME	527,386	578,013	398,672
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	80,894	59,450	18,531
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 608,280	$ 637,463	$ 417,203
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.369	$ 0.386	$ 0.254
Diluted	$ 0.366	$ 0.383	$ 0.252
WEIGHTED AVERAGE SHARES USED IN NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,647,571,547	1,649,678,643	1,645,346,902
Diluted	1,660,503,130	1,664,198,091	1,658,262,996